Loan Principal and Financing Service Fee Receivables - Additional Information (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Notes And Loans Receivable Classified [Abstract]
Transfer to certain Funding Partners loan principal and financing service fee receivables	¥ 1,511,540,000	$ 219,844,375	¥ 2,334,820,237